RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Allowance for doubtful accounts	$ 401	$ 210
Stockholders' Equity Attributable to Parent [Abstract]
Common shares, shares authorized (in shares)	480,000,000	480,000,000
Common shares, shares issued (in shares)	148,536,643	148,299,117
Common shares, shares outstanding (in shares)	148,536,643	148,299,117